Property, Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 4 – Property, Plant and Equipment, net

	March 31, 2024 $	June 30, 2023 $
	(in thousands)
Furniture, fittings and equipment	194	157
Assets under construction	393	160
Total property, plant and equipment, gross	587	317
Accumulated depreciation and amortization	(64)	(23)
Total property, plant and equipment, net	$523	$294

Depreciation expense is recorded within general and administrative in the Consolidated Statements of Operations and Comprehensive Loss and amounted to $18 and $0 for the three months ended March 31, 2024 and 2023, respectively, and $41 and $0 for the nine months ended March 31, 2024 and 2023, respectively.

Note 4 – Property, Plant and Equipment, net

	June 30, 2023, $	June 30, 2022 $
	(in thousands)
Furniture, fittings and equipment	157	-
Assets under construction	160	-
Total property, plant and equipment, gross	317	-
Accumulated depreciation and amortization	(23)	-
Total property, plant and equipment, net	$294	$-

Depreciation expense is recorded general and administrative in the Consolidated Statements of Operations and Comprehensive Loss and amounted to $23 thousands and $nil for the year ended June 30, 2023 and 2022, respectively.